SEGMENT INFORMATION (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Total non-current assets	$ 209,965	$ 244,462
Canada
Statement [Line Items]
Total non-current assets	209,739	244,018
USA
Statement [Line Items]
Total non-current assets	$ 226	$ 444